Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		USD ($)	HKD ($)	Class A and Class B Stock USD ($) shares	Class A and Class B Stock HKD ($) shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital HKD ($)	Retained Earnings USD ($)	Retained Earnings HKD ($)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss HKD ($)
Beginning balance (shares) at Dec. 31, 2023 | shares	[1]			1,448,126	1,448,126
Beginning balance at Dec. 31, 2023			$ 11,743,432		$ 3,900		$ 2,042,379		$ 9,778,545		$ (81,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(5,546,591)						(5,546,591)
Issuance of Ordinary Shares — initial public offer ("IPO"), net of issuance costs (shares) | shares	[1]			208,333	208,333
Issuance of Ordinary Shares — initial public offer ("IPO"), net of issuance costs			44,376,168				44,376,168
Foreign currency translation adjustments			3,480								3,480
Ending balance (shares) at Jun. 30, 2024 | shares	[1]			1,656,459	1,656,459
Ending balance at Jun. 30, 2024			50,576,489		$ 3,900		46,418,547		4,231,954		(77,912)
Beginning balance (shares) at Dec. 31, 2024 | shares	[1]			1,656,459	1,656,459
Beginning balance at Dec. 31, 2024			35,912,572		$ 3,900		46,418,547		(10,432,447)		(77,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ (1,744,655)	(13,695,364)						(13,695,364)
Foreign currency translation adjustments		(46,780)	12,789								12,789
Ending balance (shares) at Jun. 30, 2025 | shares	[1]			1,656,459	1,656,459
Ending balance at Jun. 30, 2025		$ 2,831,885	$ 22,229,997	$ 500	$ 3,900	$ 5,950,728	$ 46,418,547	$ (3,094,671)	$ (24,127,811)	$ (24,673)	$ (64,639)

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 13 for additional information.